GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
GOODWILL
Beginning balance		$ 592,334	$ 409,435
Addition (Note 3)		169,893
Accumulated impairment loss	$ (591,349)	(137,921)
Disposal and write-off		(2,652)
Exchange difference	(985)	15,658
Goodwill, net		454,413
Impairment	$ 453,598	$ 107,399	$ 28,998